Schedule of regulatory charges (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
[custom:RegulatoryCharges]	R$ (3,508,757)
[custom:RegulatoryCharges1]	3,508,757	R$ 1,857,343	R$ 2,161,811
Energy Development Account C D E Energia [Member]
IfrsStatementLineItems [Line Items]
[custom:RegulatoryCharges]	1,737,716	1,530,998	1,654,157
Other Charges Rate Flags [Member]
IfrsStatementLineItems [Line Items]
[custom:RegulatoryCharges]	1,480,361	81,159	280,286
Research And Development And Energy Efficiency [Member]
IfrsStatementLineItems [Line Items]
[custom:RegulatoryCharges]	191,006	144,474	127,432
Global Reversion Reserve R G R Quota [Member]
IfrsStatementLineItems [Line Items]
[custom:RegulatoryCharges]	44,372	62,057	63,918
Energy Development Account C D E Uso [Member]
IfrsStatementLineItems [Line Items]
[custom:RegulatoryCharges]	42,973	27,315	25,271
Inspection Fee [Member]
IfrsStatementLineItems [Line Items]
[custom:RegulatoryCharges]	R$ 12,329	R$ 11,340	R$ 10,747